FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                  FRANKLIN VALUE INVESTORS TRUST
                  ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 7/31/07
                          -------



Item 1. Schedule of Investments.


Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin All Cap Value Fund                                                   3

Franklin Balance Sheet Investment Fund                                        6

Franklin Large Cap Value Fund                                                11

Franklin MicroCap Value Fund                                                 13

Franklin MidCap Value Fund                                                   17

Franklin Small Cap Value Fund                                                20

Notes to Statements of Investments                                           26

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALL CAP VALUE FUND                                                                             SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.0%
  BANKS 4.5%
  Beverly Hills Bancorp Inc. ..................................................................            2,600   $       19,448
  Fannie Mae ..................................................................................              800           47,872
  The PMI Group Inc. ..........................................................................            1,100           37,477
  TrustCo Bank Corp. NY .......................................................................            8,450           78,416
  U.S. Bancorp ................................................................................            2,200           65,890
                                                                                                                   ---------------
                                                                                                                          249,103
                                                                                                                   ---------------
  CAPITAL GOODS 15.3%
  Carlisle Cos. Inc. ..........................................................................            1,450           65,656
  Dover Corp. .................................................................................            1,600           81,600
  Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ..................................            1,400           60,522
  Franklin Electric Co. Inc. ..................................................................            1,300           60,554
  General Electric Co. ........................................................................            3,200          124,032
  Illinois Tool Works Inc. ....................................................................            1,300           71,565
  Kennametal Inc. .............................................................................              700           53,662
  Oshkosh Truck Corp. .........................................................................              700           40,075
  Roper Industries Inc. .......................................................................              550           32,989
  Trinity Industries Inc. .....................................................................            1,400           53,522
  United Technologies Corp. ...................................................................            1,150           83,915
  Universal Forest Products Inc. ..............................................................            1,200           47,472
  Wabash National Corp. .......................................................................            6,200           78,802
                                                                                                                   ---------------
                                                                                                                          854,366
                                                                                                                   ---------------
  COMMERCIAL SERVICES & SUPPLIES 2.6%
  Healthcare Services Group Inc. ..............................................................            1,150           31,878
  Kelly Services Inc., A ......................................................................            4,450          110,583
                                                                                                                   ---------------
                                                                                                                          142,461
                                                                                                                   ---------------
  CONSUMER DURABLES & APPAREL 8.0%
  Brunswick Corp. .............................................................................            3,000           83,880
  Cobra Electronics Corp. .....................................................................            4,811           40,557
  Fortune Brands Inc. .........................................................................              900           73,170
  Leggett & Platt Inc. ........................................................................            2,900           60,117
  M.D.C. Holdings Inc. ........................................................................            2,000           92,000
  Tandy Brands Accessories Inc. ...............................................................            7,700           94,633
                                                                                                                   ---------------
                                                                                                                          444,357
                                                                                                                   ---------------
  DIVERSIFIED FINANCIALS 5.9%
  Bank of America Corp. .......................................................................            1,300           61,646
  Citigroup Inc. ..............................................................................            1,000           46,570
  KKR Private Equity Investors LP (Guernsey Islands) ..........................................            1,500           30,300
  Lehman Brothers Holdings Inc. ...............................................................            1,150           71,300
  State Street Corp. ..........................................................................            1,800          120,654
                                                                                                                   ---------------
                                                                                                                          330,470
                                                                                                                   ---------------
  ELECTRICAL COMPONENTS & EQUIPMENT 1.2%
  Brady Corp., A ..............................................................................            2,000           69,980
                                                                                                                   ---------------
  ENERGY 17.6%
  Apache Corp. ................................................................................            1,400          113,176
a Bristow Group Inc. ..........................................................................            1,550           73,517


                                         Quarterly Statements of Investments | 3

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALL CAP VALUE FUND                                                                             SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY (CONTINUED)
  CARBO Ceramics Inc. .........................................................................            2,100   $       94,668
  Chesapeake Energy Corp. .....................................................................            2,650           90,206
  ENSCO International Inc. ....................................................................            1,450           88,551
a Helix Energy Solutions Group Inc. ...........................................................            2,350           91,532
  Occidental Petroleum Corp. ..................................................................            1,800          102,096
  Overseas Shipholding Group Inc. .............................................................              500           38,795
  Peabody Energy Corp. ........................................................................            1,300           54,938
a PHI Inc., non-voting ........................................................................            5,000          150,150
  Teekay Corp. (Bahamas) ......................................................................              800           44,856
a Unit Corp. ..................................................................................              700           38,542
                                                                                                                   ---------------
                                                                                                                          981,027
                                                                                                                   ---------------
  FOOD & STAPLES RETAILING 2.3%
  Wal-Mart Stores Inc. ........................................................................            2,800          128,660
                                                                                                                   ---------------
  FOOD, BEVERAGE & TOBACCO 4.4%
  Dean Foods Co. ..............................................................................            2,900           83,433
  The Hershey Co. .............................................................................              950           43,795
a Omega Protein Corp. .........................................................................            2,400           21,072
a Smithfield Foods Inc. .......................................................................            3,100           96,286
                                                                                                                   ---------------
                                                                                                                          244,586
                                                                                                                   ---------------
  HOUSEHOLD & PERSONAL PRODUCTS 0.7%
  The Procter & Gamble Co. ....................................................................              600           37,116
                                                                                                                   ---------------
  INSURANCE 10.6%
  AFLAC Inc. ..................................................................................            1,150           59,938
  American International Group Inc. ...........................................................            1,300           83,434
  Aspen Insurance Holdings Ltd. ...............................................................            1,750           42,788
  Assurant Inc. ...............................................................................              300           15,216
  Chubb Corp. .................................................................................            1,700           85,697
  IPC Holdings Ltd. ...........................................................................            3,000           74,430
  Kansas City Life Insurance Co. ..............................................................            1,800           74,826
  Old Republic International Corp. ............................................................            4,200           77,112
  StanCorp Financial Group Inc. ...............................................................            1,600           75,136
                                                                                                                   ---------------
                                                                                                                          588,577
                                                                                                                   ---------------
  MATERIALS 6.5%
a American Pacific Corp. ......................................................................            2,700           40,662
  Bemis Co. Inc. ..............................................................................            1,600           47,152
  Gerdau Ameristeel Corp. (Canada) ............................................................            4,200           55,188
  Glatfelter ..................................................................................            4,000           53,720
  Nucor Corp. .................................................................................            1,250           62,750
  Praxair Inc. ................................................................................              500           38,310
  Steel Dynamics Inc. .........................................................................            1,500           62,895
                                                                                                                   ---------------
                                                                                                                          360,677
                                                                                                                   ---------------
  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.4%
  Pharmaceutical Product Development Inc. .....................................................              700           23,450
                                                                                                                   ---------------


4 | Quarterly Statements of Investments

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALL CAP VALUE FUND                                                                             SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAILING 4.2%
  Christopher & Banks Corp. ...................................................................            4,900   $       73,108
  Haverty Furniture Cos. Inc. .................................................................            7,700           85,855
  Tuesday Morning Corp. .......................................................................            6,500           75,790
                                                                                                                   ---------------
                                                                                                                          234,753
                                                                                                                   ---------------
  TECHNOLOGY HARDWARE & EQUIPMENT 3.3%
a Benchmark Electronics Inc. ..................................................................            3,650           81,030
a GTSI Corp. ..................................................................................            8,000          104,800
                                                                                                                   ---------------
                                                                                                                          185,830
                                                                                                                   ---------------
  TRANSPORTATION 3.3%
  J.B. Hunt Transport Services Inc. ...........................................................              700           19,551
a P.A.M. Transportation Services Inc. .........................................................            4,400           81,752
  Southwest Airlines Co. ......................................................................            5,400           84,564
                                                                                                                   ---------------
                                                                                                                          185,867
                                                                                                                   ---------------
  UTILITIES 2.2%
  DTE Energy Co. ..............................................................................            1,550           71,889
  IDACORP Inc. ................................................................................            1,700           52,632
                                                                                                                   ---------------
                                                                                                                          124,521
                                                                                                                   ---------------
  TOTAL COMMON STOCKS (COST $5,530,170) .......................................................                         5,185,801
                                                                                                                   ---------------
  SHORT TERM INVESTMENT (COST $375,562) 6.7%
  MONEY MARKET FUND 6.7%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ........................          375,562          375,562
                                                                                                                   ---------------
  TOTAL INVESTMENTS (COST $5,905,732) 99.7% ...................................................                         5,561,363
  OTHER ASSETS, LESS LIABILITIES 0.3% .........................................................                            17,588
                                                                                                                   ---------------
  NET ASSETS 100.0% ...........................................................................                    $    5,578,951
                                                                                                                   ===============

See Selected Portfolio Abbreviation on page 25.

a Non-income producing for the twelve months ended July 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 86.7%
      CLOSED END MUTUAL FUNDS 1.4%
      Apollo Investment Corp. .................................................................          200,000   $    4,218,000
      Emerging Markets Telecommunications Fund ................................................          250,000        5,362,500
      H&Q Healthcare Investors ................................................................          150,000        2,502,000
      John Hancock Bank and Thrift Opportunity Fund ...........................................        1,650,000       13,464,000
      Latin America Equity Fund Inc. ..........................................................          222,015       11,811,198
      The Mexico Fund Inc. (Mexico) ...........................................................          620,800       26,601,280
      New Ireland Fund Inc. (Ireland) .........................................................          135,000        3,820,500
      Petroleum & Resources Corp. .............................................................          150,000        5,854,500
                                                                                                                   ---------------
      TOTAL CLOSED END MUTUAL FUNDS (COST $38,030,844) ........................................                        73,633,978
                                                                                                                   ---------------

      COMMON STOCKS 85.2%
      AUTOMOBILES & COMPONENTS 0.6%
    a American Axle & Manufacturing Holdings Inc. .............................................        1,225,000       29,645,000
                                                                                                                   ---------------
      BANKS 4.6%
    a Corus Bankshares Inc. ...................................................................          805,000       13,089,300
      Farmers & Merchants Bank of Long Beach ..................................................            2,200       14,410,000
      First Niagara Financial Group Inc. ......................................................          100,000        1,286,000
      Freddie Mac .............................................................................        1,640,000       93,922,800
      Hudson City Bancorp Inc. ................................................................          900,000       10,998,000
      MGIC Investment Corp. ...................................................................          575,000       22,229,500
      The PMI Group Inc. ......................................................................        1,325,000       45,142,750
      Radian Group Inc. .......................................................................          900,000       30,339,000
      UMB Financial Corp. .....................................................................          186,800        6,975,112
                                                                                                                   ---------------
                                                                                                                      238,392,462
                                                                                                                   ---------------
      CAPITAL GOODS 10.3%
      A.O. Smith Corp. ........................................................................          893,600       43,384,280
      Applied Industrial Technologies Inc. ....................................................        1,406,250       39,923,438
    b Armstrong World Industries Inc. .........................................................          209,738        9,085,850
      CNH Global NV (Netherlands) .............................................................        1,550,000       82,041,500
  a,b ESCO Technologies Inc. ..................................................................        1,236,800       44,858,736
  b,c Furmanite Corp. .........................................................................        2,800,000       21,840,000
      Lennox International Inc. ...............................................................          871,000       33,359,300
      Mueller Industries Inc. .................................................................          600,000       22,128,000
    a Oshkosh Truck Corp. .....................................................................          960,000       54,960,000
  a,b Quanta Services Inc. ....................................................................        1,000,000       28,430,000
  b,c Tecumseh Products Co., A ................................................................        1,085,000       24,987,550
  b,c Tecumseh Products Co., B ................................................................          310,000        6,361,200
      Timken Co. ..............................................................................        1,115,000       37,241,000
      Trinity Industries Inc. .................................................................        2,200,000       84,106,000
                                                                                                                   ---------------
                                                                                                                      532,706,854
                                                                                                                   ---------------
      COMMERCIAL SERVICES & SUPPLIES 1.0%
      Kelly Services Inc., A ..................................................................        2,150,000       53,427,500
                                                                                                                   ---------------


6 | Quarterly Statements of Investments

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      CONSUMER DURABLES & APPAREL 4.5%
    a D.R. Horton Inc. ........................................................................        2,200,000   $   35,904,000
  a,c Furniture Brands International Inc. .....................................................        3,000,000       33,060,000
    a Hasbro Inc. .............................................................................        1,600,000       44,832,000
    a Kellwood Co. ............................................................................          786,000       20,153,040
    a Lennar Corp., A .........................................................................          480,000       14,716,800
      Lennar Corp., B .........................................................................           48,000        1,406,880
      M.D.C. Holdings Inc. ....................................................................          660,000       30,360,000
    a Pulte Homes Inc. ........................................................................        2,600,000       50,284,000
                                                                                                                   ---------------
                                                                                                                      230,716,720
                                                                                                                   ---------------
      CONSUMER SERVICES 1.9%
      Bob Evans Farms Inc. ....................................................................          323,300       10,491,085
  b,c Champps Entertainment Inc. ..............................................................          920,000        4,977,200
  a,b Vail Resorts Inc. .......................................................................        1,502,300       80,448,165
                                                                                                                   ---------------
                                                                                                                       95,916,450
                                                                                                                   ---------------
      DIVERSIFIED FINANCIALS 1.7%
      CIT Group Inc. ..........................................................................        2,195,000       90,390,100
                                                                                                                   ---------------
      ENERGY 6.5%
  a,b Bristow Group Inc. ......................................................................          900,000       42,687,000
    b Hanover Compressor Co. ..................................................................        1,500,000       35,745,000
      Overseas Shipholding Group Inc. .........................................................          756,000       58,658,040
      Peabody Energy Corp. ....................................................................        1,336,000       56,459,360
    b PHI Inc. ................................................................................           77,500        2,214,175
    b PHI Inc., non-voting ....................................................................          328,952        9,878,429
      Teekay Corp. (Bahamas) ..................................................................        1,240,000       69,526,800
    b Universal Compression Holdings Inc. .....................................................          850,000       62,084,000
                                                                                                                   ---------------
                                                                                                                      337,252,804
                                                                                                                   ---------------
      FOOD, BEVERAGE & TOBACCO 6.8%
    b Alliance One International Inc. .........................................................        2,504,200       21,661,330
      Bunge Ltd. ..............................................................................        1,445,000      130,931,450
      Corn Products International Inc. ........................................................        2,700,000      120,474,000
  a,b Smithfield Foods Inc. ...................................................................        1,293,770       40,184,496
      Universal Corp. .........................................................................          740,700       40,894,047
                                                                                                                   ---------------
                                                                                                                      354,145,323
                                                                                                                   ---------------
      INSURANCE 16.0%
      American National Insurance Co. .........................................................          647,500       96,820,675
      Aspen Insurance Holdings Ltd. ...........................................................          154,300        3,772,635
      Assurant Inc. ...........................................................................          825,700       41,879,504
      E-L Financial Corp. Ltd. (Canada) .......................................................          104,666       66,220,448
      Employers Holdings Inc. .................................................................          571,900       10,511,522
      FBL Financial Group Inc., A .............................................................          525,000       18,474,750
      Genworth Financial Inc., A ..............................................................        1,600,000       48,832,000


                                         Quarterly Statements of Investments | 7

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      INSURANCE (CONTINUED)
      IPC Holdings Ltd. .......................................................................        1,773,800   $   44,007,978
    a Kansas City Life Insurance Co. ..........................................................          299,989       12,470,543
    a Manulife Financial Corp. (Canada) .......................................................        1,000,000       36,540,000
      MBIA Inc. ...............................................................................          205,000       11,500,500
      MetLife Inc. ............................................................................          401,000       24,148,220
      Midland Co. .............................................................................          385,000       18,295,200
      National Western Life Insurance Co., A ..................................................          150,000       35,358,000
      Old Republic International Corp. ........................................................        4,200,000       77,112,000
      Presidential Life Corp. .................................................................          380,000        6,197,800
      Principal Financial Group Inc. ..........................................................          225,000       12,687,750
      Prudential Financial Inc. ...............................................................        1,422,000      126,031,860
      RLI Corp. ...............................................................................          489,400       28,385,200
      Selective Insurance Group Inc. ..........................................................        1,300,000       26,676,000
      StanCorp Financial Group Inc. ...........................................................        1,200,000       56,352,000
      The Travelers Cos. Inc. .................................................................          575,000       29,198,500
                                                                                                                   ---------------
                                                                                                                      831,473,085
                                                                                                                   ---------------
      MATERIALS 13.1%
      Ashland Inc. ............................................................................          245,894       15,014,288
    a Bowater Inc. ............................................................................        1,624,000       31,862,880
      Chaparral Steel Co. .....................................................................          875,000       73,535,000
      MeadWestvaco Corp. ......................................................................        1,570,000       51,087,800
      Monsanto Co. ............................................................................        1,200,000       77,340,000
      Nucor Corp. .............................................................................        1,750,000       87,850,000
    b PolyOne Corp. ...........................................................................        1,375,000       10,340,000
      Reliance Steel & Aluminum Co. ...........................................................        1,880,599       98,806,671
      Sherritt International Corp. (Canada) ...................................................        3,253,500       49,645,684
      Texas Industries Inc. ...................................................................          750,000       59,107,500
      United States Steel Corp. ...............................................................          975,000       95,832,750
    a Westlake Chemical Corp. .................................................................        1,046,900       26,151,562
                                                                                                                   ---------------
                                                                                                                      676,574,135
                                                                                                                   ---------------
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.0%
  a,b Watson Pharmaceuticals Inc. .............................................................        1,700,000       51,714,000
                                                                                                                   ---------------
      RETAILING 4.2%
  a,b Big Lots Inc. ...........................................................................        1,550,000       40,083,000
      The Cato Corp., A .......................................................................          450,000        9,306,000
    b Charming Shoppes Inc. ...................................................................        4,425,000       43,719,000
      Dillard's Inc., A .......................................................................          750,000       22,417,500
      Fred's Inc. .............................................................................          400,000        4,748,000
    a Handleman Co. ...........................................................................        1,000,000        4,720,000
      Haverty Furniture Cos. Inc. .............................................................          920,000       10,258,000
    a Saks Inc. ...............................................................................        1,750,000       32,392,500
    c Syms Corp. ..............................................................................        1,430,000       21,106,800
    b Zale Corp. ..............................................................................        1,422,400       30,197,552
                                                                                                                   ---------------
                                                                                                                      218,948,352
                                                                                                                   ---------------


8 | Quarterly Statements of Investments

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
    b FSI International Inc. ..................................................................          600,000   $    1,704,000
  a,b Spansion Inc., A ........................................................................        2,600,000       27,586,000
    b Standard Microsystems Corp. .............................................................          376,700       12,578,013
                                                                                                                   ---------------
                                                                                                                       41,868,013
                                                                                                                   ---------------
      TRANSPORTATION 5.0%
    b ABX Air Inc. ............................................................................        1,825,000       13,267,750
    b Alaska Air Group Inc. ...................................................................        1,350,600       31,509,498
      Burlington Northern Santa Fe Corp. ......................................................          570,000       46,819,800
  b,c Dollar Thrifty Automotive Group Inc. ....................................................        1,763,067       65,092,434
    b Kansas City Southern ....................................................................          722,500       24,933,475
  a,b Mesa Air Group Inc. .....................................................................          450,000        2,992,500
      Norfolk Southern Corp. ..................................................................        1,358,600       73,065,508
      Werner Enterprises Inc. .................................................................           98,329        1,911,516
                                                                                                                   ---------------
                                                                                                                      259,592,481
                                                                                                                   ---------------
      UTILITIES 7.2%
      Atmos Energy Corp. ......................................................................          833,600       23,399,152
      Entergy Corp. ...........................................................................          642,000       64,174,320
      IDACORP Inc. ............................................................................          450,000       13,932,000
b,c,d KGen Power Corp. 144A ...................................................................        4,400,000       83,600,000
      Northeast Utilities .....................................................................        1,550,000       42,377,000
    a PNM Resources Inc. ......................................................................        1,863,300       48,129,039
    b Sierra Pacific Resources ................................................................        5,010,000       79,608,900
      Xcel Energy Inc. ........................................................................          878,000       17,823,400
                                                                                                                   ---------------
                                                                                                                      373,043,811
                                                                                                                   ---------------
      TOTAL COMMON STOCKS (COST $2,234,580,834) ...............................................                     4,415,807,090
                                                                                                                   ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
      CORPORATE BOND (COST $5,538,186) 0.1%
      CAPITAL GOODS 0.1%
      Mueller Industries Inc., 6.00%, 11/01/14 ................................................   $    5,604,000        5,204,715
                                                                                                                   ---------------
      TOTAL LONG TERM INVESTMENTS (COST $2,278,149,864) .......................................                     4,494,645,783
                                                                                                                   ---------------

                                                                                                 ----------------
                                                                                                      SHARES
                                                                                                 ----------------
      SHORT TERM INVESTMENTS 19.2%
      MONEY MARKET FUND (COST $190,032,626) 3.7%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ....................      190,032,626      190,032,626
                                                                                                                   ---------------


                                         Quarterly Statements of Investments | 9

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                     PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      REPURCHASE AGREEMENT (COST $510,010,153) 9.8%
    f Joint Repurchase Agreement, 5.189%, 8/01/07 (Maturity Value $510,083,663) ...............   $  510,010,153   $  510,010,153
        ABN AMRO Bank NV, New York Branch (Maturity Value $39,908,946)
        Banc of America Securities LLC (Maturity Value $39,908,946)
        Barclays Capital Inc. (Maturity Value $39,908,946)
        Bear, Stearns & Co. Inc. (Maturity Value $39,908,946)
        BNP Paribas Securities Corp. (Maturity Value $39,908,946)
        Deutsche Bank Securities Inc. (Maturity Value $39,908,946)
        Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $39,908,946)
        Goldman, Sachs & Co. (Maturity Value $39,908,946)
        Greenwich Capital Markets Inc. (Maturity Value $39,908,946)
        Lehman Brothers Inc. (Maturity Value $31,176,311)
        Merrill Lynch Government Securities Inc. (Maturity Value $39,908,946)
        Morgan Stanley & Co. Inc. (Maturity Value $39,908,946)
        UBS Securities LLC (Maturity Value $39,908,946)
          Collateralized by U.S. Government Agency Securities, 3.00% - 6.625%,
            8/23/07 - 6/28/12;
               g U.S. Government Agency Discount Notes,
                  10/26/07;  g U.S. Treasury Bill, 8/09/07; and
                  U.S. Treasury Notes, 3.375% - 6.50%, 11/15/08 - 6/30/12
                                                                                                                   ---------------

                                                                                                 ----------------
                                                                                                      SHARES
                                                                                                 ----------------
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 5.7%
      MONEY MARKET FUND (COST $294,321,000) 5.7%
    h Bank of New York Institutional Cash Reserve Fund, 5.38% .................................      294,321,000      294,321,000
                                                                                                                   ---------------
      TOTAL INVESTMENTS (COST $3,272,513,643) 105.9% ..........................................                     5,489,009,562
      OTHER ASSETS, LESS LIABILITIES (5.9)% ...................................................                      (306,300,696)
                                                                                                                   ---------------
      NET ASSETS 100.0% .......................................................................                    $5,182,708,866
                                                                                                                   ===============

a A portion or all of the security is on loan as of July 31, 2007.

b Non-income producing for the twelve months ended July 31, 2007.

c See Note 5 regarding holdings of 5% voting securities.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $83,600,000, representing 1.61% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2007, all repurchase agreements had been entered into on that date.

g The security is traded on a discount basis with no stated coupon rate.

h The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN LARGE CAP VALUE FUND                                                                      SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 97.3%
      BANKS 8.8%
      Freddie Mac .............................................................................           84,600   $    4,845,042
      U.S. Bancorp ............................................................................          269,000        8,056,550
      Wachovia Corp. ..........................................................................          109,700        5,178,937
      Washington Mutual Inc. ..................................................................          134,000        5,029,020
                                                                                                                   ---------------
                                                                                                                       23,109,549
                                                                                                                   ---------------
      CAPITAL GOODS 15.8%
      3M Co. ..................................................................................           96,000        8,536,320
      Dover Corp. .............................................................................           41,500        2,116,500
      General Electric Co. ....................................................................          278,000       10,775,280
      Illinois Tool Works Inc. ................................................................          184,100       10,134,705
    a Masco Corp. .............................................................................          108,000        2,938,680
      United Technologies Corp. ...............................................................           94,000        6,859,180
                                                                                                                   ---------------
                                                                                                                       41,360,665
                                                                                                                   ---------------
      CONSUMER DURABLES & APPAREL 3.9%
      D.R. Horton Inc. ........................................................................          278,700        4,548,384
      Fortune Brands Inc. .....................................................................           35,000        2,845,500
      NIKE Inc., B ............................................................................           50,000        2,822,500
                                                                                                                   ---------------
                                                                                                                       10,216,384
                                                                                                                   ---------------
      CONSUMER SERVICES 2.0%
      McDonald's Corp. ........................................................................          110,000        5,265,700
                                                                                                                   ---------------
      DIVERSIFIED FINANCIALS 10.5%
      Bank of America Corp. ...................................................................          128,900        6,112,438
      The Bank of New York Mellon Corp. .......................................................          142,400        6,059,120
      Citigroup Inc. ..........................................................................          159,500        7,427,915
      Lehman Brothers Holdings Inc. ...........................................................           70,000        4,340,000
      Morgan Stanley ..........................................................................           57,000        3,640,590
                                                                                                                   ---------------
                                                                                                                       27,580,063
                                                                                                                   ---------------
      ENERGY 12.9%
      Apache Corp. ............................................................................           69,000        5,577,960
      BP PLC, ADR (United Kingdom) ............................................................           45,000        3,123,000
      ConocoPhillips ..........................................................................           66,500        5,375,860
      Devon Energy Corp. ......................................................................           17,500        1,305,675
      Exxon Mobil Corp. .......................................................................          130,000       11,066,900
      Occidental Petroleum Corp. ..............................................................          130,000        7,373,600
                                                                                                                   ---------------
                                                                                                                       33,822,995
                                                                                                                   ---------------
      FOOD & STAPLES RETAILING 2.0%
      Wal-Mart Stores Inc. ....................................................................          114,000        5,238,300
                                                                                                                   ---------------
      HEALTH CARE EQUIPMENT & SERVICES 1.5%
      Becton Dickinson and Co. ................................................................           52,000        3,970,720
                                                                                                                   ---------------
      HOUSEHOLD & PERSONAL PRODUCTS 6.2%
      Kimberly-Clark Corp. ....................................................................          104,000        6,996,080
      The Procter & Gamble Co. ................................................................          150,000        9,279,000
                                                                                                                   ---------------
                                                                                                                       16,275,080
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 11

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN LARGE CAP VALUE FUND                                                                      SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      INSURANCE 11.2%
      The Allstate Corp. ......................................................................          137,000   $    7,281,550
      Ambac Financial Group Inc. ..............................................................           71,100        4,774,365
      American International Group Inc. .......................................................          109,900        7,053,382
      Chubb Corp. .............................................................................          133,700        6,739,817
      MetLife Inc. ............................................................................           57,000        3,432,540
                                                                                                                   ---------------
                                                                                                                       29,281,654
                                                                                                                   ---------------
      MATERIALS 7.3%
      Alcoa Inc. ..............................................................................          127,000        4,851,400
      The Dow Chemical Co. ....................................................................          121,000        5,261,080
      Nucor Corp. .............................................................................           48,500        2,434,700
      Praxair Inc. ............................................................................           84,478        6,472,704
                                                                                                                   ---------------
                                                                                                                       19,019,884
                                                                                                                   ---------------
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4.3%
      Abbott Laboratories .....................................................................           95,600        4,845,964
      Merck & Co. Inc. ........................................................................           42,000        2,085,300
      Pfizer Inc. .............................................................................          187,700        4,412,827
                                                                                                                   ---------------
                                                                                                                       11,344,091
                                                                                                                   ---------------
      RETAILING 1.8%
    b Office Depot Inc. .......................................................................          190,000        4,742,400
                                                                                                                   ---------------
      SOFTWARE & SERVICES 1.6%
      Microsoft Corp. .........................................................................          148,000        4,290,520
                                                                                                                   ---------------
      TECHNOLOGY HARDWARE & EQUIPMENT 5.1%
      Hewlett-Packard Co. .....................................................................           79,700        3,668,591
      International Business Machines Corp. ...................................................           87,000        9,626,550
                                                                                                                   ---------------
                                                                                                                       13,295,141
                                                                                                                   ---------------
      TRANSPORTATION 0.5%
      Norfolk Southern Corp. ..................................................................           25,000        1,344,500
                                                                                                                   ---------------
      UTILITIES 1.9%
      Entergy Corp. ...........................................................................           49,300        4,928,028
                                                                                                                   ---------------
      TOTAL COMMON STOCKS (COST $206,210,419) .................................................                       255,085,674
                                                                                                                   ---------------
      SHORT TERM INVESTMENTS 4.0%
      MONEY MARKET FUND (COST $7,645,580) 2.9%
    c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ....................        7,645,580        7,645,580
                                                                                                                   ---------------
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.1%
      MONEY MARKET FUND (COST $2,836,000) 1.1%
    d Bank of New York Institutional Cash Reserve Fund, 5.38% .................................        2,836,000        2,836,000
                                                                                                                   ---------------
      TOTAL INVESTMENTS (COST $216,691,999) 101.3% ............................................                       265,567,254
      OTHER ASSETS, LESS LIABILITIES (1.3)% ...................................................                        (3,501,739)
                                                                                                                   ---------------
      NET ASSETS 100.0% .......................................................................                    $  262,065,515
                                                                                                                   ===============

See Selected Portfolio Abbreviation on page 25.

a A portion or all of the security is on loan as of July 31, 2007.

b Non-income producing for the twelve months ended July 31, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 80.8%
      COMMON STOCKS 77.5%
      AUTOMOBILES & COMPONENTS 0.4%
    a National R.V. Holdings Inc. .............................................................          295,000   $      430,730
  a,b Proliance International Inc. ............................................................          823,800        1,886,502
                                                                                                                   ---------------
                                                                                                                        2,317,232
                                                                                                                   ---------------
      BANKS 3.0%
      Beverly Hills Bancorp Inc. ..............................................................          866,488        6,481,330
    a BFC Financial Corp., A ..................................................................        1,000,000        3,130,000
      First Defiance Financial Corp. ..........................................................          235,000        6,182,850
                                                                                                                   ---------------
                                                                                                                       15,794,180
                                                                                                                   ---------------
      CAPITAL GOODS 15.5%
  a,b ACMAT Corp., A ..........................................................................          392,800       10,114,600
      Alamo Group Inc. ........................................................................          105,000        2,722,650
      Burnham Holdings Inc., A ................................................................          120,000        1,932,000
    c CIRCOR International Inc. ...............................................................          247,500        9,870,300
    b Espey Manufacturing & Electronics Corp. .................................................          156,000        3,572,400
  a,c Gehl Co. ................................................................................          300,000        7,674,000
      Gibraltar Industries Inc. ...............................................................          356,099        6,876,272
    b Hardinge Inc. ...........................................................................          687,877       22,644,911
    c Insteel Industries Inc. .................................................................          124,560        2,412,727
  a,c Ladish Co. Inc. .........................................................................           53,000        2,569,970
      Smith Investment Co. ....................................................................           44,600        3,133,150
      Sparton Corp. ...........................................................................          264,364        1,662,850
    a Tecumseh Products Co., A ................................................................          230,000        5,296,900
    a Tecumseh Products Co., B ................................................................           12,799          262,635
                                                                                                                   ---------------
                                                                                                                       80,745,365
                                                                                                                   ---------------
      COMMERCIAL SERVICES & SUPPLIES 5.9%
      Ecology and Environment Inc., A .........................................................          212,100        2,555,805
    a Exponent Inc. ...........................................................................          140,000        3,187,800
      Healthcare Services Group Inc. ..........................................................          390,600       10,827,432
  a,c Layne Christensen Co. ...................................................................          230,000       10,389,100
  a,b Nashua Corp. ............................................................................          357,930        3,758,265
                                                                                                                   ---------------
                                                                                                                       30,718,402
                                                                                                                   ---------------
      CONSTRUCTION & ENGINEERING 2.0%
    a Northwest Pipe Co. ......................................................................          310,000       10,419,100
                                                                                                                   ---------------
      CONSUMER DURABLES & APPAREL 7.1%
      Bassett Furniture Industries Inc. .......................................................          133,100        1,739,617
    a Cavalier Homes Inc. .....................................................................          432,000        1,918,080
    a Chromcraft Revington Inc. ...............................................................          200,000        1,410,000
    b Cobra Electronics Corp. .................................................................          330,000        2,781,900
    b Delta Apparel Inc. ......................................................................          680,000       13,144,400
    a The Dixie Group Inc. ....................................................................          405,000        4,455,000
      Flexsteel Industries Inc. ...............................................................          225,000        3,161,250
    a P & F Industries Inc., A ................................................................            6,857           79,198


                                        Quarterly Statements of Investments | 13

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      CONSUMER DURABLES & APPAREL (CONTINUED)
  a,b Rockford Corp. ..........................................................................          575,000   $    1,339,750
    b Tandy Brands Accessories Inc. ...........................................................          540,000        6,636,600
                                                                                                                   ---------------
                                                                                                                       36,665,795
                                                                                                                   ---------------
      DIVERSIFIED FINANCIALS 1.5%
      Kohlberg Capital Corp. ..................................................................          500,000        7,810,000
                                                                                                                   ---------------
      ENERGY 2.4%
    a PHI Inc. ................................................................................           17,600          502,832
  a,c PHI Inc., non-voting ....................................................................          394,499       11,846,805
                                                                                                                   ---------------
                                                                                                                       12,349,637
                                                                                                                   ---------------
      FOOD & STAPLES RETAILING 1.9%
      Village Super Market Inc., A ............................................................          214,000        9,963,840
                                                                                                                   ---------------
      FOOD, BEVERAGE & TOBACCO 10.2%
    a Alliance One International Inc. .........................................................        1,167,000       10,094,550
    a Griffin Land & Nurseries Inc. ...........................................................          173,000        6,537,670
    a John B. Sanfilippo & Son Inc. ...........................................................          195,000        2,160,600
  a,b Omega Protein Corp. .....................................................................        1,000,000        8,780,000
    a Seneca Foods Corp., A ...................................................................          256,600        7,030,840
    a Seneca Foods Corp., B ...................................................................          121,500        3,402,000
    a Smithfield Foods Inc. ...................................................................          474,600       14,741,076
                                                                                                                   ---------------
                                                                                                                       52,746,736
                                                                                                                   ---------------
      INSURANCE 2.4%
      Baldwin & Lyons Inc., B .................................................................          228,264        5,765,948
      Mercer Insurance Group Inc. .............................................................           25,000          497,500
      Safety Insurance Group Inc. .............................................................           51,000        1,698,300
    a United America Indemnity Ltd. ...........................................................          217,168        4,664,769
                                                                                                                   ---------------
                                                                                                                       12,626,517
                                                                                                                   ---------------
      MATERIALS 7.9%
  a,b American Pacific Corp. ..................................................................          676,300       10,185,078
      Central Steel and Wire Co. ..............................................................            6,905        4,405,390
  a,b Continental Materials Corp. .............................................................          109,000        3,166,450
    a Intertape Polymer Group Inc. (Canada) ...................................................          250,000          837,500
    a Mercer International Inc. (Germany) .....................................................          761,400        6,616,566
      The Monarch Cement Co. ..................................................................           42,444        1,315,340
    a RTI International Metals Inc. ...........................................................          175,000       13,867,000
      Schweitzer-Mauduit International Inc. ...................................................           34,724          792,749
                                                                                                                   ---------------
                                                                                                                       41,186,073
                                                                                                                   ---------------
      MEDIA 1.5%
      Courier Corp. ...........................................................................          200,000        7,532,000
                                                                                                                   ---------------
      REAL ESTATE 2.9%
      Arbor Realty Trust Inc. .................................................................          270,000        5,332,500
      Bresler & Reiner Inc. ...................................................................          205,000        9,225,000
a,d,e LandCo Real Estate LLC, Liquidating Trust ...............................................           94,800          240,792
                                                                                                                   ---------------
                                                                                                                       14,798,292
                                                                                                                   ---------------


14 | Quarterly Statements of Investments

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      RETAILING 4.8%
      Brown Shoe Co. Inc. .....................................................................          282,481   $    5,915,152
      The Coast Distribution System Inc. ......................................................           66,800          444,220
  a,b Duckwall-ALCO Stores Inc. ...............................................................          227,500        9,009,000
    c Handleman Co. ...........................................................................          820,000        3,870,400
      Haverty Furniture Cos. Inc. .............................................................          230,000        2,564,500
  a,b S&K Famous Brands Inc. ..................................................................          255,500        3,321,500
                                                                                                                   ---------------
                                                                                                                       25,124,772
                                                                                                                   ---------------
      TECHNOLOGY HARDWARE & EQUIPMENT 1.5%
a,d,e Allen Organ Co., Escrow Account .........................................................           94,800        1,496,892
    a GTSI Corp. ..............................................................................          360,500        4,722,550
      Printronix Inc. .........................................................................          130,000        1,810,900
                                                                                                                   ---------------
                                                                                                                        8,030,342
                                                                                                                   ---------------
      TELECOMMUNICATION SERVICES 3.0%
      Atlantic Tele-Network Inc. ..............................................................          511,000       14,910,980
      North State Telecommunications Corp., B .................................................            6,400          512,000
                                                                                                                   ---------------
                                                                                                                       15,422,980
                                                                                                                   ---------------
      TRANSPORTATION 3.3%
  a,b International Shipholding Corp. .........................................................          474,800       10,070,508
    a P.A.M. Transportation Services Inc. .....................................................          164,210        3,051,022
      Providence and Worcester Railroad Co. ...................................................          205,000        3,802,750
                                                                                                                   ---------------
                                                                                                                       16,924,280
                                                                                                                   ---------------
      UTILITIES 0.3%
    a Maine & Maritimes Corp. .................................................................           28,300          767,779
    a SEMCO Energy Inc. .......................................................................          130,000          990,600
                                                                                                                   ---------------
                                                                                                                        1,758,379
                                                                                                                   ---------------
      TOTAL COMMON STOCKS (COST $206,894,740) .................................................                       402,933,922
                                                                                                                   ---------------
      CONVERTIBLE PREFERRED STOCKS 1.6%
      FOOD, BEVERAGE & TOBACCO 1.6%
    a Seneca Foods Corp., cvt. participating pfd. .............................................          200,000        5,480,000
    a Seneca Foods Corp., cvt. participating pfd., 2003 .......................................          100,000        2,740,000
                                                                                                                   ---------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,905,000) ....................................                         8,220,000
                                                                                                                   ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
      CONVERTIBLE BOND (COST $7,000,000) 1.7%
      MATERIALS 1.7%
    f Mercer International Inc., cvt., senior sub. note, 144A, 8.50%, 10/15/10 (Germany) ......   $    7,000,000        9,100,000
                                                                                                                   ---------------
      TOTAL LONG TERM INVESTMENTS (COST $218,799,740) .........................................                       420,253,922
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 15

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                                                                      SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS 22.1%
      MONEY MARKET FUND (COST $100,429,580) 19.3%
    g Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00%.....................      100,429,580   $  100,429,580
                                                                                                                   ---------------
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 2.8%
      MONEY MARKET FUND (COST $14,281,000) 2.8%
    h Bank of New York Institutional Cash Reserve Fund, 5.38% .................................       14,281,000       14,281,000
                                                                                                                   ---------------
      TOTAL INVESTMENTS (COST $333,510,320) 102.9% ............................................                       534,964,502
      OTHER ASSETS, LESS LIABILITIES (2.9)% ...................................................                       (15,114,183)
                                                                                                                   ---------------
      NET ASSETS 100.0% .......................................................................                    $  519,850,319
                                                                                                                   ===============

a Non-income producing for the twelve months ended July 31, 2007.

b See Note 5 regarding holdings of 5% voting securities.

c A portion or all of the security is on loan as of July 31, 2007.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the aggregate value of these securities was $1,737,684, representing 0.33% of net assets.

e See Note 4 regarding restricted securities.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $9,100,000, representing 1.75% of net assets.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h The rate shown is the annualized seven-day yield at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MIDCAP VALUE FUND                                                                          SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 95.4%
    AUTOMOBILES & COMPONENTS 2.6%
    Autoliv Inc. (Sweden) .....................................................................           38,400   $    2,147,712
                                                                                                                   ---------------
    BANKS 3.0%
    MGIC Investment Corp. .....................................................................            8,200          317,012
    The PMI Group Inc. ........................................................................           14,100          480,387
    PNC Financial Services Group Inc. .........................................................            9,727          648,305
    Radian Group Inc. .........................................................................           30,700        1,034,897
                                                                                                                   ---------------
                                                                                                                        2,480,601
                                                                                                                   ---------------
    CAPITAL GOODS 13.6%
    Carlisle Cos. Inc. ........................................................................           37,300        1,688,944
    Dover Corp. ...............................................................................           34,400        1,754,400
  a Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ................................           48,300        2,088,009
    Graco Inc. ................................................................................           31,700        1,300,968
    Oshkosh Truck Corp. .......................................................................           40,200        2,301,450
    Roper Industries Inc. .....................................................................           28,500        1,709,430
    W.W. Grainger Inc. ........................................................................            5,700          497,952
                                                                                                                   ---------------
                                                                                                                       11,341,153
                                                                                                                   ---------------
    CONSUMER DURABLES & APPAREL 8.6%
  a Fortune Brands Inc. .......................................................................           38,800        3,154,440
    Hasbro Inc. ...............................................................................           32,800          919,056
    Leggett & Platt Inc. ......................................................................           40,800          845,784
    Lennar Corp., A ...........................................................................            6,300          193,158
    M.D.C. Holdings Inc. ......................................................................           27,800        1,278,800
    Pulte Homes Inc. ..........................................................................           26,700          516,378
a,b Timberland Co., A .........................................................................           13,500          320,895
                                                                                                                   ---------------
                                                                                                                        7,228,511
                                                                                                                   ---------------
    DIVERSIFIED FINANCIALS 4.3%
    CIT Group Inc. ............................................................................           34,600        1,424,828
    KKR Private Equity Investors LP (Guernsey Islands) ........................................          109,200        2,205,840
                                                                                                                   ---------------
                                                                                                                        3,630,668
                                                                                                                   ---------------
    ENERGY 13.1%
    Chesapeake Energy Corp. ...................................................................           55,100        1,875,604
  a ENSCO International Inc. ..................................................................           32,100        1,960,347
  b Helix Energy Solutions Group Inc. .........................................................           33,995        1,324,105
    Overseas Shipholding Group Inc. ...........................................................           27,400        2,125,966
    Peabody Energy Corp. ......................................................................           53,900        2,277,814
    Pioneer Natural Resources Co. .............................................................            7,100          323,050
    Teekay Corp. (Bahamas) ....................................................................           19,100        1,070,937
                                                                                                                   ---------------
                                                                                                                       10,957,823
                                                                                                                   ---------------
    FOOD, BEVERAGE & TOBACCO 7.9%
    Bunge Ltd. ................................................................................            9,300          842,673
    Dean Foods Co. ............................................................................           94,800        2,727,396
    The Hershey Co. ...........................................................................           46,500        2,143,650
    McCormick & Co. Inc. ......................................................................           26,700          912,072
                                                                                                                   ---------------
                                                                                                                        6,625,791
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 17

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MIDCAP VALUE FUND                                                                          SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE EQUIPMENT & SERVICES 3.1%
    Hillenbrand Industries Inc. ...............................................................           28,700   $    1,809,248
  b LifePoint Hospitals Inc. ..................................................................           26,100          771,255
                                                                                                                   ---------------
                                                                                                                        2,580,503
                                                                                                                   ---------------
    HOUSEHOLD & PERSONAL PRODUCTS 0.9%
    Alberto-Culver Co. ........................................................................           32,200          757,344
                                                                                                                   ---------------
    INSURANCE 7.7%
    American National Insurance Co. ...........................................................            2,100          314,013
  a Arthur J. Gallagher & Co. .................................................................           14,200          391,636
    Assurant Inc. .............................................................................           39,700        2,013,584
    Cincinnati Financial Corp. ................................................................           19,300          756,560
    Erie Indemnity Co., A .....................................................................           31,000        1,600,840
    Mercury General Corp. .....................................................................            3,600          186,408
    Montpelier Re Holdings Ltd. (Bermuda) .....................................................            8,000          126,800
    Old Republic International Corp. ..........................................................           33,575          616,437
    Protective Life Corp. .....................................................................           11,000          473,220
                                                                                                                   ---------------
                                                                                                                        6,479,498
                                                                                                                   ---------------
    MATERIALS 10.5%
    Airgas Inc. ...............................................................................           29,800        1,391,660
    Bemis Co. Inc. ............................................................................           40,700        1,199,429
  a Cabot Corp. ...............................................................................           11,800          476,484
    Celanese Corp., A .........................................................................           69,300        2,598,750
    MeadWestvaco Corp. ........................................................................           35,700        1,161,678
    Nucor Corp. ...............................................................................            5,600          281,120
  a Sigma-Aldrich Corp. .......................................................................           25,100        1,137,532
    United States Steel Corp. .................................................................            5,400          530,766
                                                                                                                   ---------------
                                                                                                                        8,777,419
                                                                                                                   ---------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4.0%
  b Endo Pharmaceuticals Holdings Inc. ........................................................           41,600        1,414,816
  a Pharmaceutical Product Development Inc. ...................................................           41,400        1,386,900
  b Watson Pharmaceuticals Inc. ...............................................................           19,400          590,148
                                                                                                                   ---------------
                                                                                                                        3,391,864
                                                                                                                   ---------------
    RETAILING 1.0%
    Family Dollar Stores Inc. .................................................................           20,600          610,172
  b Sally Beauty Holdings Inc. ................................................................           32,200          258,566
                                                                                                                   ---------------
                                                                                                                          868,738
                                                                                                                   ---------------
    SOFTWARE & SERVICES 2.5%
  b SAIC Inc. .................................................................................          122,700        2,056,452
                                                                                                                   ---------------
    TRANSPORTATION 5.5%
    J.B. Hunt Transport Services Inc. .........................................................           59,000        1,647,870
  a Southwest Airlines Co. ....................................................................          187,000        2,928,420
                                                                                                                   ---------------
                                                                                                                        4,576,290
                                                                                                                   ---------------


18 | Quarterly Statements of Investments

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MIDCAP VALUE FUND                                                                          SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UTILITIES 7.1%
    Atmos Energy Corp. ........................................................................           87,300   $    2,450,511
    DTE Energy Co. ............................................................................           61,800        2,866,284
    Northeast Utilities .......................................................................           22,600          617,884
                                                                                                                   ---------------
                                                                                                                        5,934,679
                                                                                                                   ---------------
    TOTAL COMMON STOCKS (COST $76,248,416) ....................................................                        79,835,046
                                                                                                                   ---------------
    SHORT TERM INVESTMENTS 19.5%
    MONEY MARKET FUND (COST $4,265,009) 5.1%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ......................        4,265,009        4,265,009
                                                                                                                   ---------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 14.4%
    MONEY MARKET FUND (COST $12,061,000) 14.4%
  d Bank of New York Institutional Cash Reserve Fund, 5.38% ...................................       12,061,000       12,061,000
                                                                                                                   ---------------
    TOTAL INVESTMENTS (COST $92,574,425) 114.9% ...............................................                        96,161,055
    OTHER ASSETS, LESS LIABILITIES (14.9)% ....................................................                       (12,496,322)
                                                                                                                   ---------------
    NET ASSETS 100.0% .........................................................................                    $   83,664,733
                                                                                                                   ===============

See Selected Portfolio Abbreviation on page 25.

a A portion or all of the security is on loan as of July 31, 2007.

b Non-income producing for the twelve months ended July 31, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                     SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.7%
    COMMON STOCKS 92.6%
    AUTOMOBILES & COMPONENTS 4.0%
    Gentex Corp. ..............................................................................          188,700   $    3,724,938
    Monaco Coach Corp. ........................................................................          787,500       10,985,625
  a Superior Industries International Inc. ....................................................          370,000        6,845,000
    Thor Industries Inc. ......................................................................          418,500       17,166,870
  a Winnebago Industries Inc. .................................................................          560,000       15,108,800
                                                                                                                   ---------------
                                                                                                                       53,831,233
                                                                                                                   ---------------
    BANKS 3.1%
  a Chemical Financial Corp. ..................................................................          469,355       10,222,552
  a Corus Bankshares Inc. .....................................................................          209,311        3,403,397
    First Indiana Corp. .......................................................................          118,750        3,722,812
    Peoples Bancorp Inc. ......................................................................          194,700        4,365,174
    The PMI Group Inc. ........................................................................          180,000        6,132,600
  a TrustCo Bank Corp. NY .....................................................................        1,445,200       13,411,456
                                                                                                                   ---------------
                                                                                                                       41,257,991
                                                                                                                   ---------------
    CAPITAL GOODS 20.0%
    A.O. Smith Corp. ..........................................................................          115,500        5,607,525
  a American Woodmark Corp. ...................................................................          312,300        9,384,615
    Apogee Enterprises Inc. ...................................................................          783,000       20,170,080
    Applied Industrial Technologies Inc. ......................................................           49,799        1,413,794
  b Astec Industries Inc. .....................................................................           70,100        3,657,117
    Baldor Electric Co. .......................................................................              500           22,820
  a Briggs & Stratton Corp. ...................................................................          356,500       10,110,340
    Carlisle Cos. Inc. ........................................................................          219,600        9,943,488
    CIRCOR International Inc. .................................................................          254,300       10,141,484
    CNH Global NV (Netherlands) ...............................................................          174,000        9,209,820
  b EMCOR Group Inc. ..........................................................................          181,200        6,505,080
  a Franklin Electric Co. Inc. ................................................................           50,156        2,336,266
  b Genlyte Group Inc. ........................................................................          120,000        8,348,400
    Gibraltar Industries Inc. .................................................................          900,000       17,379,000
    Graco Inc. ................................................................................          395,300       16,223,112
    Kennametal Inc. ...........................................................................          215,000       16,481,900
    Mueller Industries Inc. ...................................................................          548,900       20,243,432
    Nordson Corp. .............................................................................          135,700        6,209,632
  b Powell Industries Inc. ....................................................................          107,900        3,626,519
    Roper Industries Inc. .....................................................................          300,000       17,994,000
    Simpson Manufacturing Co. Inc. ............................................................          115,600        3,910,748
    Teleflex Inc. .............................................................................          174,500       13,337,035
    Timken Co. ................................................................................           69,600        2,324,640
    Trinity Industries Inc. ...................................................................          241,000        9,213,430
    Universal Forest Products Inc. ............................................................          443,600       17,548,816
    Wabash National Corp. .....................................................................        1,150,500       14,622,855
  a Watts Water Technologies Inc., A ..........................................................          337,000       11,764,670
                                                                                                                   ---------------
                                                                                                                      267,730,618
                                                                                                                   ---------------


20 | Quarterly Statements of Investments

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                     SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    COMMERCIAL SERVICES & SUPPLIES 2.3%
    ABM Industries Inc. .......................................................................          454,067   $   11,424,326
  a Mine Safety Appliances Co. ................................................................          417,200       19,045,180
                                                                                                                   ---------------
                                                                                                                       30,469,506
                                                                                                                   ---------------
    CONSUMER DURABLES & APPAREL 8.3%
    Bassett Furniture Industries Inc. .........................................................          284,000        3,711,880
    Brunswick Corp. ...........................................................................          480,000       13,420,800
    D.R. Horton Inc. ..........................................................................           75,000        1,224,000
  a Ethan Allen Interiors Inc. ................................................................          283,000        9,667,280
    Hooker Furniture Corp. ....................................................................          615,000       12,453,750
  a La-Z-Boy Inc. .............................................................................          767,000        7,677,670
  a M/I Homes Inc. ............................................................................          577,900       14,187,445
    M.D.C. Holdings Inc. ......................................................................          307,000       14,122,000
  b Russ Berrie and Co. Inc. ..................................................................          544,600        8,381,394
  b Timberland Co., A .........................................................................          286,500        6,810,105
  b The Warnaco Group Inc. ....................................................................          539,000       19,463,290
                                                                                                                   ---------------
                                                                                                                      111,119,614
                                                                                                                   ---------------
    CONSUMER SERVICES 1.5%
    Bob Evans Farms Inc. ......................................................................           63,400        2,057,330
    Regis Corp. ...............................................................................          514,000       17,918,040
                                                                                                                   ---------------
                                                                                                                       19,975,370
                                                                                                                   ---------------
    ELECTRICAL COMPONENTS & EQUIPMENT 1.3%
    Brady Corp., A ............................................................................          500,000       17,495,000
                                                                                                                   ---------------
    ENERGY 11.1%
    Arch Coal Inc. ............................................................................          263,600        7,879,004
  b Atwood Oceanics Inc. ......................................................................          105,000        7,203,000
a,b Bristow Group Inc. ........................................................................          304,800       14,456,664
    CONSOL Energy Inc. ........................................................................          310,000       12,911,500
    ENSCO International Inc. ..................................................................           69,000        4,213,830
  b Global Industries Ltd. ....................................................................          216,100        5,596,990
  b Helix Energy Solutions Group Inc. .........................................................          400,000       15,580,000
  b Oil States International Inc. .............................................................          312,000       13,646,880
    Overseas Shipholding Group Inc. ...........................................................          185,000       14,354,150
    Peabody Energy Corp. ......................................................................          277,200       11,714,472
    Pioneer Natural Resources Co. .............................................................           90,000        4,095,000
    Rowan Cos. Inc. ...........................................................................          235,800        9,948,402
    Teekay Corp. (Bahamas) ....................................................................          225,600       12,649,392
  a Tidewater Inc. ............................................................................           90,000        6,157,800
  b Unit Corp. ................................................................................          135,000        7,433,100
                                                                                                                   ---------------
                                                                                                                      147,840,184
                                                                                                                   ---------------
    FOOD & STAPLES RETAILING 1.2%
    Casey's General Stores Inc. ...............................................................          628,500       15,668,505
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 21

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                     SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    FOOD, BEVERAGE & TOBACCO 1.4%
  b Alliance One International Inc. ...........................................................          221,700   $    1,917,705
    Bunge Ltd. ................................................................................          153,000       13,863,330
    Lancaster Colony Corp. ....................................................................           60,000        2,323,200
                                                                                                                   ---------------
                                                                                                                       18,104,235
                                                                                                                   ---------------
    HEALTH CARE EQUIPMENT & SERVICES 1.6%
    STERIS Corp. ..............................................................................          401,600       10,983,760
    West Pharmaceutical Services Inc. .........................................................          226,700       10,491,676
                                                                                                                   ---------------
                                                                                                                       21,475,436
                                                                                                                   ---------------
    INSURANCE 7.6%
    American National Insurance Co. ...........................................................           56,800        8,493,304
  a Arthur J. Gallagher & Co. .................................................................          310,000        8,549,800
    Aspen Insurance Holdings Ltd. .............................................................          780,000       19,071,000
    Erie Indemnity Co., A .....................................................................            3,400          175,576
    IPC Holdings Ltd. .........................................................................          582,000       14,439,420
    Montpelier Re Holdings Ltd. (Bermuda) .....................................................          935,000       14,819,750
    Presidential Life Corp. ...................................................................           65,000        1,060,150
    Protective Life Corp. .....................................................................          212,000        9,120,240
    RLI Corp. .................................................................................          162,100        9,401,800
    Security Capital Assurance Ltd. ...........................................................          280,000        6,490,400
    StanCorp Financial Group Inc. .............................................................          225,000       10,566,000
                                                                                                                   ---------------
                                                                                                                      102,187,440
                                                                                                                   ---------------
    MATERIALS 13.2%
    Airgas Inc. ...............................................................................          295,600       13,804,520
    AptarGroup Inc. ...........................................................................          324,000       11,793,600
    Bemis Co. Inc. ............................................................................          189,000        5,569,830
  a Bowater Inc. ..............................................................................          371,700        7,292,754
    Cabot Corp. ...............................................................................          283,200       11,435,616
    Gerdau Ameristeel Corp. (Canada) ..........................................................        1,321,000       17,357,940
    Glatfelter ................................................................................          772,000       10,367,960
  b Mercer International Inc. (Germany) .......................................................          465,000        4,040,850
  a Reliance Steel & Aluminum Co. .............................................................          399,400       20,984,476
    RPM International Inc. ....................................................................          692,400       16,278,324
    Steel Dynamics Inc. .......................................................................          774,400       32,470,592
    United States Steel Corp. .................................................................           99,000        9,730,710
    Westlake Chemical Corp. ...................................................................          610,000       15,237,800
                                                                                                                   ---------------
                                                                                                                      176,364,972
                                                                                                                   ---------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.4%
  b Adams Respiratory Therapeutics Inc. .......................................................           12,600          466,326
    Pharmaceutical Product Development Inc. ...................................................          141,500        4,740,250
                                                                                                                   ---------------
                                                                                                                        5,206,576
                                                                                                                   ---------------
    REAL ESTATE 0.4%
    Arbor Realty Trust Inc. ...................................................................          253,500        5,006,625
                                                                                                                   ---------------


22 | Quarterly Statements of Investments

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                        SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    RETAILING 5.4%
    Brown Shoe Co. Inc. .......................................................................          506,250   $   10,600,875
    Christopher & Banks Corp. .................................................................          792,900       11,830,068
    Dillard's Inc., A .........................................................................           45,400        1,357,006
  b Gymboree Corp. ............................................................................          149,500        6,435,975
  b Hot Topic Inc. ............................................................................          574,300        5,168,700
    The Men's Wearhouse Inc. ..................................................................          168,000        8,299,200
a,b Pier 1 Imports Inc. .......................................................................          523,500        3,413,220
  a Tuesday Morning Corp. .....................................................................          954,960       11,134,834
  b West Marine Inc. ..........................................................................          795,000       12,457,650
  b Zale Corp. ................................................................................           46,200          980,826
                                                                                                                   ---------------
                                                                                                                       71,678,354
                                                                                                                   ---------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.6%
    Cohu Inc. .................................................................................          620,000       12,393,800
a,b OmniVision Technologies Inc. ..............................................................          531,000        9,117,270
                                                                                                                   ---------------
                                                                                                                       21,511,070
                                                                                                                   ---------------
    TECHNOLOGY HARDWARE & EQUIPMENT 3.7%
  b Avocent Corp. .............................................................................          590,000       16,136,500
  b Benchmark Electronics Inc. ................................................................          568,500       12,620,700
    Diebold Inc. ..............................................................................           95,000        4,813,650
  b Mettler-Toledo International Inc. (Switzerland) ...........................................          165,000       15,701,400
                                                                                                                   ---------------
                                                                                                                       49,272,250
                                                                                                                   ---------------
    TRANSPORTATION 2.5%
  b Dollar Thrifty Automotive Group Inc. ......................................................          140,000        5,168,800
  b Genesee & Wyoming Inc. ....................................................................          487,600       12,506,940
  b Kansas City Southern ......................................................................          150,500        5,193,755
    SkyWest Inc. ..............................................................................          496,000       11,065,760
                                                                                                                   ---------------
                                                                                                                       33,935,255
                                                                                                                   ---------------
    UTILITIES 2.0%
    Atmos Energy Corp. ........................................................................          171,200        4,805,584
    Energen Corp. .............................................................................          264,100       13,973,531
  b Sierra Pacific Resources ..................................................................          540,700        8,591,723
                                                                                                                   ---------------
                                                                                                                       27,370,838
                                                                                                                   ---------------
    TOTAL COMMON STOCKS (COST $949,936,715) ...................................................                     1,237,501,072
                                                                                                                   ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
    CORPORATE BOND (COST $1,303,509) 0.1%
    CAPITAL GOODS 0.1%
    Mueller Industries Inc., 6.00%, 11/01/14 ..................................................   $    1,319,000        1,225,021
                                                                                                                   ---------------
    TOTAL LONG TERM INVESTMENTS (COST $951,240,224) ...........................................                     1,238,726,093
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 23

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                     SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 15.9%
    MONEY MARKET FUND (COST $106,593,081) 8.0%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ......................      106,593,081   $  106,593,081
                                                                                                                   ---------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 7.9%
    MONEY MARKET FUND (COST $105,924,000) 7.9%
  d Bank of New York Institutional Cash Reserve Fund, 5.38% ...................................      105,924,000      105,924,000
                                                                                                                   ---------------
    TOTAL INVESTMENTS (COST $1,163,757,305) 108.6% ............................................                     1,451,243,174
    OTHER ASSETS, LESS LIABILITIES (8.6)% .....................................................                      (115,190,842)
                                                                                                                   ---------------
    NET ASSETS 100.0% .........................................................................                    $1,336,052,332
                                                                                                                   ===============

a A portion or all of the security is on loan as of July 31, 2007.

b Non-income producing for the twelve months ended July 31, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Value Investors Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of six funds (the Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Short term investments are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


26 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Value Investors Trust

3. INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   -------------------------------------------------
                                                      FRANKLIN        FRANKLIN          FRANKLIN
                                                      ALL CAP       BALANCE SHEET       LARGE CAP
                                                     VALUE FUND    INVESTMENT FUND     VALUE FUND
                                                   -------------------------------------------------
Cost of investments ............................   $   5,906,787   $ 3,273,154,137   $  216,722,109
                                                   =================================================

Unrealized appreciation ........................   $      19,751   $ 2,320,783,137   $   52,752,458
Unrealized depreciation ........................        (365,175)     (104,927,712)      (3,907,313)
                                                   -------------------------------------------------
Net unrealized appreciation (depreciation) .....   $    (345,424)  $ 2,215,855,425   $   48,845,145
                                                   =================================================

                                                   -------------------------------------------------
                                                      FRANKLIN         FRANKLIN         FRANKLIN
                                                      MICROCAP          MIDCAP          SMALL CAP
                                                     VALUE FUND       VALUE FUND       VALUE FUND
                                                   -------------------------------------------------
Cost of investments ............................   $ 333,510,320   $    92,574,425   $1,163,910,119
                                                   =================================================

Unrealized appreciation ........................   $ 214,487,217   $     8,214,429   $  366,980,931
Unrealized depreciation ........................     (13,033,035)       (4,627,799)     (79,647,876)
                                                   -------------------------------------------------
Net unrealized appreciation (depreciation) .....   $ 201,454,182   $     3,586,630   $  287,333,055
                                                   =================================================

4. RESTRICTED SECURITIES

At July 31, 2007, the Franklin MicroCap Value Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------
                                                                   ACQUISITION
SHARES   ISSUER                                                        DATE        COST         VALUE
---------------------------------------------------------------------------------------------------------
94,800   Allen Organ Co., Escrow Account .......................     9/07/06     $1,544,292   $1,496,892
94,800   LandCo Real Estate LLC, Liquidating Trust .............     9/07/06        240,792      240,792
                                                                                              -----------
            TOTAL RESTRICTED SECURITIES (0.33% of Net Assets) .............................   $1,737,684
                                                                                              ===========


                                        Quarterly Statements of Investments | 27

Franklin Value Investors Trust

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund for the nine months ended July 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF                           NUMBER OF
                                             SHARES HELD                         SHARES HELD     VALUE                    REALIZED
                                            AT BEGINNING    GROSS       GROSS      AT END        AT END      INVESTMENT    CAPITAL
NAME OF ISSUER                                 OF YEAR    ADDITIONS  REDUCTIONS   OF PERIOD     OF PERIOD      INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
NON-CONTROLLED AFFILIATES
Champps Entertainment Inc. ...............       920,000         --          --      920,000  $  4,977,200  $        --  $       --
Dollar Thrifty Automotive Group Inc. .....     1,763,067         --          --    1,763,067    65,092,434           --          --
Furmanite Corp. a ........................     2,800,000         --          --    2,800,000    21,840,000           --          --
Furniture Brands International Inc. ......     2,675,000    325,000          --    3,000,000    33,060,000    1,368,000          --
KGen Power Corp. 144A ....................            --  4,400,000          --    4,400,000    83,600,000           --          --
Syms Corp. ...............................     1,430,000         --          --    1,430,000    21,106,800      858,000          --
Tecumseh Products Co., A .................     1,085,000         --          --    1,085,000    24,987,550           --          --
Tecumseh Products Co., B .................       310,000         --          --      310,000     6,361,200           --          --
                                                                                              --------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (5.04% of Net Assets) ...........................  $261,025,184  $ 2,226,000  $       --
                                                                                              ======================================

FRANKLIN MICROCAP VALUE FUND
NON-CONTROLLED AFFILIATES
ACMAT Corp., A ...........................       392,800         --          --      392,800  $ 10,114,600  $        --  $       --
American Pacific Corp. ...................       610,000     66,300          --      676,300    10,185,078           --          --
Cobra Electronics Corp. ..................        32,480    297,520          --      330,000     2,781,900       32,768          --
Continental Materials Corp. ..............        99,500      9,500          --      109,000     3,166,450           --          --
Delta Apparel Inc. .......................       680,000         --          --      680,000    13,144,400      102,000          --
Duckwall-ALCO Stores Inc. ................       230,000         --       2,500      227,500     9,009,000           --      67,878
Espey Manufacturing & Electronics Corp. ..       156,000         --          --      156,000     3,572,400       67,080          --
Hardinge Inc. ............................       900,991         --     213,114      687,877    22,644,911      130,410   4,905,519
International Shipholding Corp. ..........       474,800         --          --      474,800    10,070,508           --          --
Merchants Group Inc. .....................       160,800         --     160,800           --               b    115,884   2,342,458
Nashua Corp. .............................       477,930         --     120,000      357,930     3,758,265           --    (171,418)
Omega Protein Corp. ......................            --  1,000,000          --    1,000,000     8,780,000           --          --
Proliance International Inc. .............       823,800         --          --      823,800     1,886,502           --          --
Rockford Corp. ...........................       575,000         --          --      575,000     1,339,750           --          --
S&K Famous Brands Inc. ...................       255,500         --          --      255,500     3,321,500           --          --
Tandy Brands Accessories Inc. ............       540,000         --          --      540,000     6,636,600       58,050          --
                                                                                              --------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (21.24% of Net Assets) ..........................  $110,411,864  $   506,192  $7,144,437
                                                                                              ======================================

a Name change on May 18, 2007, previously known as Xanser Corp.

b As of July 31, 2007, no longer an affiliate.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


28 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007





                        Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have  reviewed  this  report on Form N-Q of FRANKLIN  VALUE  INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer